The Munder Funds
Supplement Dated January 2, 1997
to Prospectus Dated October 28, 1996

Class Y Shares of:
Munder Accelerating Growth Fund, Munder Balanced Fund, Munder Equity Selection Fund, Munder Growth & Income Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Growth Fund, Munder Multi-Season Growth Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Value Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Triple Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund and Munder U.S. Treasury Money Market Fund


CHANGE IN DIVIDEND DETERMINATION TIME WITH RESPECT TO MUNDER CASH
INVESTMENT FUND, MUNDER MONEY MARKET FUND AND MUNDER U.S. TREASURY MONEY MARKET FUND
 (THE "FUNDS")


	Shares of the Funds are sold at net asset value per share next determined after a purchase order is received and becomes effective. Purchase orders by an institution for shares in the Funds become effective when the purchase order is received, together with payment, by First Data Investor Services Group, Inc. (the "Transfer Agent") by 4:00 p.m. (Eastern time) on any day on which the New York Stock Exchange is open for business. A purchase order received by the Transfer Agent after such time will not be accepted; notice thereof will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Effective January 2, 1997, shareholders of the Funds whose purchase orders are received and become effective by 2:45 p.m. (Eastern Time) receive dividends for that day. Shareholders whose redemption orders have been received by 2:45 p.m. (Eastern Time) will not receive dividends for that day, while shareholders whose redemption orders are received after 2:45 p.m. (Eastern Time) will receive that day's dividends.






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